STATUTORY RESERVES (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
STATUTORY RESERVES AND RESTRICTED NET ASSETS
Percentage of after tax profit, transferred annually by PRC subsidiaries to general reserve fund	10.00%
Maximum percentage criteria for appropriation of after-tax profit of PRC subsidiaries to general reserve fund (as a percent)	50.00%
Amount of appropriations to statutory reserve, enterprise expansion fund and staff welfare and bonus fund	¥ 0	¥ 0